Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock [Member] Series A-2 Preferred Stock [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member]	Temporary Equity [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 9,634	$ 8,010	$ 17,644			$ 13,657	$ (57,660)	$ (26,359)
Balance, shares at Dec. 31, 2022	3,415,923	2,839,957		4,033,170
Stock-based compensation expense						1,475		1,475
Net loss							(33,780)	(33,780)
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, share				265,914
Issuance of Series A-2 Preferred Stock	$ 16		16					16
Issuance of Series A-2 Preferred Stock, shares	5,673
Issuance of warrants to terminate Helena SPA						9,207		9,207
Exercise of OMN stock options upon Business Combination
Exercise of OMN stock options upon Business Combination, share				543,056
Exercise of OMN warrants upon Business Combination
Exercise of OMN warrants upon Business Combination, share				3,420,945
Conversion of OMN convertible promissory notes upon Business Combination				$ 1		47,935		47,936
Conversion of OMN convertible promissory notes upon Business Combination, shares				5,475,362
Conversion of preferred stock to common stock upon Business Combination	$ (9,650)	$ (8,010)	(17,660)	$ 1		17,659
Conversion of preferred stock to common stock upon Business Combination, shares	(3,421,596)	(2,839,957)		6,261,553
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs						(11,937)		(11,937)
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs, shares				3,572,232
Balance at Dec. 31, 2023				$ 2		77,996	(91,440)	$ (13,442)
Balance, shares at Dec. 31, 2023				23,572,232
Balance, treasury shares at Dec. 31, 2023								0
Stock-based compensation expense
Net loss								$ (2,109)
Issuance of common stock to settle deferred underwriter fee payable
Issuance of common stock to settle deferred underwriter fee payable, shares				277,778
Repurchase of common stock
Repurchase of common stock, shares					(187,745)
Balance at Mar. 31, 2024
Balance, shares at Mar. 31, 2024				23,850,010
Balance, treasury shares at Mar. 31, 2024					(187,745)
Balance at Dec. 31, 2023				$ 2		77,996	(91,440)	$ (13,442)
Balance, shares at Dec. 31, 2023				23,572,232
Balance, treasury shares at Dec. 31, 2023								0
Partial conversion of Yorkville Note						343		$ 343
Stock-based compensation expense						628		628
Net loss							(10,129)	(10,129)
Issuance of common stock to settle deferred underwriter fee payable						242		242
Issuance of common stock to settle deferred underwriter fee payable, shares				277,778
Repurchase of common stock					$ (529)			(529)
Repurchase of common stock, shares					(187,745)
Issuance of warrants to terminate Helena SPA						35		35
Vesting of restricted stock units
Vesting of restricted stock units, shares				200,000
Issuance of common stock and pre-funded warrants in connection with private placements, net of issuance costs						6,270		6,270
Issuance of common stock and pre-funded warrants in connection with private placements, net of issuance costs, shares				3,598,850
Issuance of common stock to settle Yorkville commitment fee						500		500
Issuance of common stock to settle Yorkville commitment fee, shares				526,312
Extinguishment of officer accrued salaries						132		132
Balance at Dec. 31, 2024				$ 2	$ (529)	86,146	(101,569)	$ (15,950)
Balance, shares at Dec. 31, 2024				28,175,172
Balance, treasury shares at Dec. 31, 2024					(187,745)			187,745
Issuance of common stock in connection with September 2024 private placement
Issuance of common stock in connection with September 2024 private placement, shares				1,473,696
Partial conversion of Yorkville Note						1,094		1,094
Partial conversion of Yorkville Note, shares				1,111,708
Stock-based compensation expense						208		208
Net loss							(1,902)	(1,902)
Balance at Mar. 31, 2025				$ 2	$ (529)	$ 87,448	$ (103,471)	$ (16,550)
Balance, shares at Mar. 31, 2025				30,760,576
Balance, treasury shares at Mar. 31, 2025					(187,745)			187,745